Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of presentation

Basis of Presentation The consolidated financial statements include the accounts of American Financial Group, Inc. (“AFG”) and its subsidiaries. Certain reclassifications have been made to prior years to conform to the current year’s presentation. All significant intercompany balances and transactions have been eliminated. The results of operations of companies since their formation or acquisition are included in the consolidated financial statements. Events or transactions occurring subsequent to December 31, 2011, and prior to the filing of this Form 10-K, have been evaluated for potential recognition or disclosure herein.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Accounting standards retrospectively adopted in 2012

Accounting Standards Retrospectively Adopted in 2012 Effective January 1, 2012, AFG retrospectively adopted Accounting Standards Update (“ASU”) 2010-26 that addresses which costs related to issuing or renewing insurance contracts qualify for deferral. To qualify for deferral, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The financial statements and related disclosures for prior periods have been adjusted to reflect the adoption of the new standard.

The impact of adoption on amounts previously reported is shown in the table below (in millions, except per share data):

	December 31,
	2011	2010
Deferred policy acquisition costs
As reported	$1,105	$1,244
As adjusted	901	1,031

Net deferred tax liability (included in other liabilities)
As reported	$203	$116
As adjusted	133	42

Shareholders’ equity
As reported	$4,545	$4,470
As adjusted	4,411	4,331

	December 31,
	2011	2010	2009
Net earnings attributable to shareholders
As reported	$343	$479	$519
As adjusted	342	482	523

Diluted earnings per Common Share
As reported	$3.33	$4.33	$4.45
As adjusted	3.32	4.36	4.48

Effective January 1, 2012, AFG retrospectively adopted ASU 2011-05, which eliminates the option to report other comprehensive income in the Statement of Changes in Equity. As permitted by the standard, comprehensive income is presented herein in a separate statement immediately following the Statement of Earnings. This new presentation does not change the measurement of net earnings, other comprehensive income or earnings per share, and accordingly, had no impact on AFG’s results of operations or financial position.

Fair value measurements

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AFG’s assumptions about the assumptions market participants would use in pricing the asset or liability. Except for the acquisition discussed in Note B—“Acquisition” and the impairment of goodwill discussed in Note I—“Goodwill and Other Intangibles,” AFG did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2011 or 2010.

New accounting guidance adopted by AFG on January 1, 2010, requires additional disclosures about transfers between levels in the hierarchy of fair value measurements. The guidance also clarifies existing disclosure requirements related to the level of disaggregation presented and inputs used in determining fair values. Additional detail relating to the roll-forward of Level 3 fair values was required in 2011.

Effective January 1, 2012, AFG prospectively adopted ASU 2011-04, which clarifies the application of existing fair value measurement and amends certain disclosure requirements. The impact of adoption was not material to AFG’s results of operations or financial position.

Investments

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss) in AFG’s Balance Sheet. Fixed maturity and equity securities classified as “trading” are reported at fair value with changes in unrealized holding gains or losses during the period included in investment income. Mortgage and policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.

In 2009, AFG adopted new accounting guidance relating to the recognition and presentation of other-than-temporary impairments. Under the guidance, if management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income (loss)). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value. AFG adopted this guidance effective January 1, 2009, and recorded a cumulative effect adjustment of $17 million to reclassify the non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss). Additional disclosures required by this guidance are contained in Note E—“Investments.”

Derivatives

Derivatives Derivatives included in AFG’s Balance Sheet are recorded at fair value and consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options (included in other investments) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products. Changes in the fair value of derivatives are included in earnings.

Goodwill

Goodwill Goodwill represents the excess of cost of subsidiaries over AFG’s equity in their underlying net assets. Goodwill is not amortized, but is subject to an impairment test at least annually. On October 1, 2011, AFG adopted ASU 2011-08, “Intangibles – Goodwill and Other,” which simplifies the annual goodwill impairment test by only requiring an entity to complete the test on a reporting unit if the entity determines that it is more likely than not that the reporting unit’s fair value is less than its carrying amount. The adoption of this guidance did not impact AFG’s results of operations or financial position.

Reinsurance

Reinsurance Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policies. AFG’s property and casualty insurance subsidiaries report as assets (a) the estimated reinsurance recoverable on paid and unpaid losses, including an estimate for losses incurred but not reported, and (b) amounts paid to reinsurers applicable to the unexpired terms of policies in force. Payable to reinsurers includes ceded premiums due to reinsurers as well as ceded premiums retained by AFG’s property and casualty insurance subsidiaries under contracts to fund ceded losses as they become due. AFG’s insurance subsidiaries also assume reinsurance from other companies. Earnings on reinsurance assumed is recognized based on information received from ceding companies.

Certain annuity and supplemental insurance subsidiaries cede life insurance policies to a third party on a funds withheld basis whereby the subsidiaries retain the assets (securities) associated with the reinsurance contracts. Interest is credited to the reinsurer based on the actual investment performance of the retained assets. These reinsurance contracts are considered to contain embedded derivatives (that must be adjusted to fair value) because the yield on the payables is based on specific blocks of the ceding companies’ assets, rather than the overall creditworthiness of the ceding company. AFG determined that changes in the fair value of the underlying portfolios of fixed maturity securities is an appropriate measure of the value of the embedded derivative. The securities related to these transactions are classified as “trading.” The adjustment to fair value on the embedded derivatives offsets the investment income recorded on the adjustment to fair value of the related trading portfolios.

Deferred policy acquisition costs ("DPAC")

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain policy issuance costs) directly related to the successful acquisition of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses. As discussed above under “Accounting Standards Retrospectively Adopted in 2012,” AFG’s accounting for DPAC changed effective January 1, 2012, and amounts previously reported have been adjusted retrospectively.

For the property and casualty companies, DPAC is limited based upon recoverability without any consideration for anticipated investment income and is charged against income ratably over the terms of the related policies. A premium deficiency is recognized if the sum of expected claims costs, claims adjustment expenses and unamortized acquisition costs exceed the related unearned premiums. A premium deficiency is first recognized by charging any unamortized acquisition costs to expense to the extent required to eliminate the deficiency. If the premium deficiency is greater than unamortized acquisition costs, a liability is accrued for the excess deficiency and reported with unpaid losses and loss adjustment expenses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other life and variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses).

DPAC related to traditional life and health insurance is amortized over the expected premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AFG’s Balance Sheet.

DPAC includes the present value of future profits on business in force of annuity and supplemental insurance companies acquired (“PVFP”). PVFP represents the portion of the costs to acquire companies that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. PVFP is amortized with interest in relation to expected gross profits of the acquired policies for annuities and universal life products and in relation to the premium paying period for traditional life and health insurance products.

Managed investment entities

Managed Investment Entities A company is considered the primary beneficiary of, and therefore must consolidate, a variable interest entity (“VIE”) based primarily on its ability to direct the activities of the VIE that most significantly impact that entity’s economic performance and the obligation to absorb losses of, or receive benefits from, the entity that could potentially be significant to the VIE.

AFG manages, and has investments in, collateralized loan obligations (“CLOs”) that are VIEs (See Note H – “Managed Investment Entities.”) Both the management fees (payment of which are subordinate to other obligations of the CLOs) and the investments in the CLOs are considered variable interests. AFG has determined that it is the primary beneficiary of the CLOs because (i) its role as asset manager gives it the power to direct the activities that most significantly impact the economic performance of the CLOs and (ii) it has exposure to CLO losses (through its investments in the CLO debt tranches) and the right to receive benefits (through its subordinated management fees and returns on its investments), both of which could potentially be significant to the CLOs.

Because AFG has no right to use the CLO assets and no obligation to pay the CLO liabilities, the assets and liabilities of the CLOs are shown separately in AFG’s Balance Sheet (at fair value). Prior to adoption of guidance requiring the consolidation of VIEs beginning in 2010, the CLOs were not consolidated. Upon adoption of the guidance, the $261 million excess of fair value of the CLOs’ assets over the fair value of the liabilities was recorded in AFG’s Balance Sheet as appropriated retained earnings—managed investment entities, representing the cumulative effect of adopting the new guidance that ultimately will inure to the benefit of the CLO debt holders.

AFG has elected the fair value option for reporting on the CLO assets and liabilities to improve the transparency of financial reporting related to the CLOs. The net gain or loss from accounting for the CLO assets and liabilities at fair value subsequent to January 1, 2010, is separately presented in AFG’s Statement of Earnings. CLO earnings attributable to AFG’s shareholders represent the change in fair value of AFG’s investments in the CLOs and management fees earned. All other CLO earnings (losses) are not attributable to AFG’s shareholders and will ultimately inure to the benefit of the other CLO debt holders. As a result, such CLO earnings (losses) are included in net earnings (loss) attributable to noncontrolling interests in AFG’s Statement of Earnings and in appropriated retained earnings—managed investment entities in the Balance Sheet. As the CLOs approach maturity (2016 to 2022), it is expected that losses attributable to noncontrolling interests will reduce appropriated retained earnings towards zero as the fair values of the assets and liabilities converge and the CLO assets are used to pay the CLO debt.

Unpaid losses and loss adjustment expenses

Unpaid Losses and Loss Adjustment Expenses The net liabilities stated for unpaid claims and for expenses of investigation and adjustment of unpaid claims are based upon (a) the accumulation of case estimates for losses reported prior to the close of the accounting period on direct business written; (b) estimates received from ceding reinsurers and insurance pools and associations; (c) estimates of unreported losses (including possible development on known claims) based on past experience; (d) estimates based on experience of expenses for investigating and adjusting claims; and (e) the current state of the law and coverage litigation. Establishing reserves for asbestos, environmental and other mass tort claims involves considerably more judgment than other types of claims due to, among other things, inconsistent court decisions, an increase in bankruptcy filings as a result of asbestos-related liabilities, novel theories of coverage, and judicial interpretations that often expand theories of recovery and broaden the scope of coverage.

Loss reserve liabilities are subject to the impact of changes in claim amounts and frequency and other factors. Changes in estimates of the liabilities for losses and loss adjustment expenses are reflected in the Statement of Earnings in the period in which determined. Despite the variability inherent in such estimates, management believes that the liabilities for unpaid losses and loss adjustment expenses are adequate.

Annuity benefits accumulated

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to other income.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and variable annuity policy charges, and unearned revenues once they are recognized as income.

Life, accident and health reserves

Life, Accident and Health Reserves Liabilities for future policy benefits under traditional life, accident and health policies are computed using the net level premium method. Computations are based on the original projections of investment yields, mortality, morbidity and surrenders and include provisions for unfavorable deviations. Claim reserves and liabilities established for accident and health claims are modified as necessary to reflect actual experience and developing trends.

Variable annuity assets and liabilities

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AFG earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains all investment risk.

AFG’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

Premium recognition

Premium Recognition Property and casualty premiums are earned generally over the terms of the policies on a pro rata basis. Unearned premiums represent that portion of premiums written which is applicable to the unexpired terms of policies in force. On reinsurance assumed from other insurance companies or written through various underwriting organizations, unearned premiums are based on information received from such companies and organizations. For traditional life, accident and health products, premiums are recognized as revenue when legally collectible from policyholders. For interest-sensitive life and universal life products, premiums are recorded in a policyholder account, which is reflected as a liability. Revenue is recognized as amounts are assessed against the policyholder account for mortality coverage and contract expenses.

Noncontrolling interests

Noncontrolling Interests For Balance Sheet purposes, noncontrolling interests represents the interests of shareholders other than AFG in consolidated entities. In the Statement of Earnings, net earnings and losses attributable to noncontrolling interests represents such shareholders’ interest in the earnings and losses of those entities.

Income taxes

Income Taxes Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AFG records a liability for the inherent uncertainty in quantifying its income tax provisions. Related interest and penalties are recognized as a component of tax expense.

Stock-based compensation

Stock-Based Compensation All share-based grants are recognized as compensation expense on a straight-line basis over their vesting periods based on their calculated fair value at the date of grant. AFG uses the Black-Scholes pricing model to measure the fair value of employee stock options. See Note K -”Shareholders’ Equity” for further information.

Benefit plans

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared. AFG and many of its subsidiaries provide health care and life insurance benefits to eligible retirees. AFG also provides postemployment benefits to former or inactive employees (primarily those on disability) who were not deemed retired under other company plans. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

Earnings per share

Earnings Per Share Basic earnings per share is calculated using the weighted average number of shares of common stock outstanding during the period. The calculation of diluted earnings per share includes the following adjustments to weighted average common shares related to stock-based compensation plans: 2011 – 1.6 million, 2010—1.3 million and 2009—1.1 million.

AFG’s weighted average diluted shares outstanding excludes the following anti-dilutive potential common shares related to stock compensation plans: 2011 – 2.3 million, 2010—3.5 million and 2009—5.7 million. Adjustments to net earnings attributable to shareholders in the calculation of diluted earnings per share were nominal in the 2011, 2010 and 2009 periods.

Statement of cash flows

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments, borrowing money and repaying amounts borrowed. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.